[LETTERHEAD OF EVERSHEDS SUTHERLAND LLP]

July 27, 2017
Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pathway Energy Infrastructure Fund, Inc. - Form N-2 Registration Statement
Dear Sir/Madam:
On behalf of Pathway Energy Infrastructure Fund, Inc.(the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Company’s registration statement on Form N-2 (the “Registration Statement ”).
The Registration Statement is being filed to extend the Company’s offering of shares of its common stock, par value $0.01 per share (the “Common Stock”), pursuant to Rule 415(a)(6) under the Securities Act.
In addition, the disclosure in the Registration Statement describes several changes to the Company’s operations and structure that will be submitted for approval by a vote of holders of the Company’s outstanding Common Stock. Such changes will not take effect unless approved by a vote of the Company’s outstanding shares of Common Stock.
If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0472.

Sincerely,
/s/ Cynthia R. Beyea
Cynthia R. Beyea